CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Millions		Mar. 31, 2022	Dec. 31, 2021
Accounts receivable, allowance for doubtful accounts		$ 4	$ 4
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001
Ordinary shares, authorized (in shares)		200,000,000	200,000,000
Ordinary shares, issued (in shares)		107,000,000	107,000,000
Ordinary shares, outstanding (in shares)		107,000,000	107,000,000
Cash and cash equivalents	[1]	$ 46	$ 156
Accounts receivable, net	[1]	456	363
Inventories	[1]	473	478
Property, plant and equipment, net	[1]	816	848
Intangible assets, net	[1]	6	11
Accounts payable	[1]	380	360
Accrued liabilities	[1]	106	125
Current portion of debt		4	4
Consolidated VIE's
Cash and cash equivalents		4	4
Accounts receivable, net		7	7
Inventories		2
Property, plant and equipment, net		3	3
Intangible assets, net		5	5
Accounts payable		3	3
Accrued liabilities		$ 1	$ 3

[1]	At March 31, 2022 and December 31, 2021, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 each of cash and cash equivalents; $7 each of accounts receivable, net; $2 each of inventories; $3 each of property, plant and equipment, net; $5 each of intangible assets, net; $3 each of accounts payable; $1 and $3 of accrued liabilities. See "Note 5. Variable Interest Entities."